Investment Objectives and Goals	Jul. 15, 2025
Defiance Vol Carry Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE VOL CARRY HEDGED ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to hedge against some of the risks of significant spikes in market volatility.
Defiance Enhanced Short Vol ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE ENHANCED SHORT VOL ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total returns during periods of low market volatility and market increases.
Defiance Enhanced Long Vol ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE ENHANCED LONG VOL ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total returns during periods of heightened market volatility and market declines.